Events After the End of the Reporting Period - Additional Information (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Feb. 11, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Liabilities to credit institutions balance	$ 120,645,000				$ 121,973,000
Working Capital Credit Facility | CMB Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Liabilities to credit institutions balance		$ 4,200,000	¥ 30
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Limitations on draw down facilities relating with covenants				$ 0
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Last four quarters consolidated group EBITDA				0
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement | Existing Facility | Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Last four quarters consolidated group EBITDA				$ 75,000,000